Accounts payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts payable [Abstract]
Payable to group buying merchants	$ 3,228	$ 4,010
Payable for advertisement fees	8,978	3,057
Payable related to purchases of property and equipment	1,813	28
Rebate payable to sales agents	1,691	1,205
Others	319	9
Total	$ 16,029	$ 8,309